DEFINED BENEFIT PENSION PLANS - Weighted Average Assumptions Used to Determine Benefit Obligations (Detail)	Jul. 31, 2021	Jul. 31, 2020
Retirement Benefits [Abstract]
Discount rate	1.49%	1.48%
Rate of compensation increase	0.00%	1.96%